Identifiable Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Identifiable Intangible Assets and Goodwill	Identifiable Intangible Assets and Goodwill

Included in identifiable intangible assets are approximately $2.9 million and $2.1 million of costs related to software products that have not satisfied the general release threshold as of December 31, 2023 and December 31, 2022, respectively. These software products will be ready for their intended use within the next 12 months. Software costs placed into service during the years ended December 31, 2023 and 2022 were $4.6 million and $6.5 million, respectively. Annual amortization charged to cost of sales is computed using the straight-line method over the remaining estimated economic life of the product, generally three years.

The components of identifiable intangible assets are:

	December 31,
(in thousands)	2023	2022	Estimated Useful Life	Weighted- Average Amortization Period
Acquired developed technology	$119,800	$119,800	3 - 7 years	4.40 years
Internally developed software costs	34,735	30,515	3 years	2.13 years
Customer relationships	14,510	12,360	7 years	4.60 years
Trade names	1,410	1,410	2 - 5 years	1.00 year
Non-competition agreements	30	30	1 year	1.00 year
	170,485	164,115
Impact of currency translation on intangible assets	1,399	304
Less: accumulated amortization	(87,001)	(62,508)
	$84,883	$101,911
Internally developed software costs not meeting general release threshold	2,886	2,105
Trademarks, trade names (non-amortizable)	6,200	6,200	Indefinite
	$93,969	$110,216

The expected future amortization of intangible assets, assuming straight-line amortization of capitalized software development costs and acquisition related intangibles, excluding software costs not meeting the general release threshold, is as follows (in thousands):

2024	$22,790
2025	20,869
2026	18,857
2027	15,193
2028	7,174
Thereafter	—
Total	$84,883

To value indefinite lived intangible assets, the Company utilizes the relief from royalty method to estimate the fair values of trade names. There was zero impairment to indefinite lived intangible assets in the years ended December 31, 2023, 2022 and 2021, respectively.

Amortization expense for identifiable intangible assets was allocated as follows:

(in thousands)	2023	2022	2021
Amortization of acquired developed technology	$16,281	$15,307	$11,978
Amortization of internally developed software	6,167	6,349	5,266
Amortization of identifiable intangible assets recorded in cost of sales	$22,448	$21,656	$17,244
Amortization expense recorded in operating expense	1,858	1,863	1,825
Impact of currency translation on intangible assets	(909)	(304)	—

The following table presents the goodwill activities for the periods presented:

(in thousands)
Beginning balance - December 31, 2021	$456,570
Q1 2022 Acquisition	1,212
MENU Acquisition	28,495
Punchh Acquisition ASC 805 measurement period adjustment	(1,085)
Foreign currency translation	834
Balance - December 31, 2022	486,026
Foreign currency translation	2,892
Ending balance - December 31, 2023	$488,918

Refer to “Note 2 - Acquisitions” for additional information on goodwill recognized in acquisitions